Cash and Cash Equivalents (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Interest income	$ 45,852	$ 27,040	$ 17,277
Exito Group [Member]
Cash and Cash Equivalents [Line Items]
Interest income	$ 45,852	$ 27,040